Summary of Significant Accounting Principles and Practices (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives of assets	Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets, which are generally as follows:

Asset Description	Estimated Useful Life
Software	Lesser of the life of an associated license, or 4 to 7 years
Leasehold improvements	Lesser of estimated useful life or lease term, not to exceed 10 years
Furniture, fixtures and equipment	4 to 10 years
Computer equipment	4 to 6 years
Buildings	35 years
Automobiles	6 years

Schedule of other intangible assets by asset class	Amortization basis and estimated useful lives by intangible asset type are generally as follows:

Intangible Asset Description	Amortization Basis	Estimated Useful Life
Tradenames	Straight-line	1 to 3 years
Customer-related and contract-based	In line with underlying cash flows	7 to 20 years
Technology and other	Straight-line	5 to 7 years

Other intangible assets by asset class are as follows (in millions):

	As of December 31
	2019			2018
	Gross Carrying Amount	Accumulated Amortization and Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization and Impairment	Net Carrying Amount
Customer-related and contract-based	$2,264	$1,600	$664	$2,240	$1,444	$796
Tradenames	1,029	956	73	1,027	740	287
Technology and other	380	334	46	391	325	66
Total	$3,673	$2,890	$783	$3,658	$2,509	$1,149

Schedule of New Accounting Pronouncements and Changes in Accounting Principles

As a result of applying the modified retrospective approach to adopt the new leasing standard, the following adjustments were made to the Consolidated Statement of Financial Position as of January 1, 2019 (in millions):

	December 31, 2018		January 1, 2019
	As Reported	Adjustments	As Adjusted
Assets
Operating lease right-of-use assets	$—	$1,021	$1,021
Other non-current assets	$448	$78	$526

Liabilities
Other current liabilities	$936	$219	$1,155
Non-current operating lease liabilities	$—	$1,014	$1,014
Other non-current liabilities	$1,097	$(134)	$963